Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 111,943
Total Intangible assets	$ 157,943
Accumulated Amortization	(107,736)	(84,442)
Total	50,207	27,501
Total Intangible assets	$ 50,207	$ 27,501
Weighted-Average Useful Lives (in years)	6 years 8 months 12 days	6 years 8 months 12 days
Developed technology
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 73,367	$ 73,367
Accumulated Amortization	(71,138)	(60,896)
Total	$ 2,229	$ 12,471
Weighted-Average Useful Lives (in years)	5 years 10 months 24 days	5 years 10 months 24 days
Customer relationships
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 46,100	$ 14,100
Accumulated Amortization	(22,995)	(14,100)
Total	$ 23,105	$ 0
Weighted-Average Useful Lives (in years)	6 years 3 months 18 days	4 years
Tradename
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 34,400	$ 20,400
Accumulated Amortization	(11,832)	(7,966)
Total	$ 22,568	$ 12,434
Weighted-Average Useful Lives (in years)	7 years 10 months 24 days	9 years 9 months 18 days
Patents
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,076	$ 4,076
Accumulated Amortization	(1,771)	(1,480)
Total	$ 2,305	$ 2,596
Weighted-Average Useful Lives (in years)	14 years	14 years